Subsequent events (Details) NOK in Millions	1 Months Ended	3 Months Ended
	Oct. 31, 2017 USD ($) vessel newbuilding debt_instrument tanker	Nov. 30, 2013 USD ($) vessel	Nov. 16, 2017 NOK	Sep. 30, 2017 USD ($) vessel	Sep. 30, 2017 NOK vessel	Aug. 31, 2017 NOK	Jul. 31, 2017 newbuilding	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Number of newbuildings | newbuilding							2
Carrying amount of debt				$ 3,077,553,000				$ 3,182,894,000
Aggregate principal amount				3,122,901,000				3,237,703,000
Norwegian Kroner Bond issued January 2013
Subsequent Event [Line Items]
Amount repurchased | NOK						NOK 517
Debt issued | NOK					NOK 800
Norwegian Kroner Bond due in January 2017
Subsequent Event [Line Items]
Amount repurchased | NOK						NOK 195
Debt issued | NOK					NOK 420
Bonds | Ten Year Senior Secured Bonds
Subsequent Event [Line Items]
Debt instrument, term		10 years
Number of vessels | vessel		2
Carrying amount of debt				140,700,000
Debt instrument, face amount		$ 174,200,000
Long-term Debt | U.S. Dollar-denominated Term Loans due through 2028
Subsequent Event [Line Items]
Aggregate principal amount				2,070,215,000				2,109,926,000
Long-term Debt | U.S. Dollar-denominated Term Loans due through 2021
Subsequent Event [Line Items]
Aggregate principal amount				88,810,000				112,406,000
ShuttleCo | Bonds
Subsequent Event [Line Items]
Debt instrument, face amount				250,000,000
Revolving Credit Facility
Subsequent Event [Line Items]
Revolving credit facilities borrowing capacity				$ 222,400,000				$ 325,100,000
Revolving Credit Facility | Maritime Equipment
Subsequent Event [Line Items]
Number of vessels | vessel				20	20
Subsequent Event
Subsequent Event [Line Items]
Number of debt facilities refinanced | debt_instrument	6
Number of vessels | vessel	2
Number of newbuildings | newbuilding	3
Number of shuttle tankers | tanker	2
Subsequent Event | Navion Saga FSO Unit
Subsequent Event [Line Items]
Proceeds from sale of assets held for sale	$ 7,400,000
Gain on sale of assets held for sale	$ 500,000
Subsequent Event | Norwegian Kroner Bond issued January 2013
Subsequent Event [Line Items]
Amount repurchased | NOK			NOK 283
Subsequent Event | Norwegian Kroner Bond due in January 2017
Subsequent Event [Line Items]
Amount repurchased | NOK			NOK 225
Subsequent Event | Vessels
Subsequent Event [Line Items]
Ownership percentage in vessel	50.00%
Subsequent Event | Long-term Debt | U.S. Dollar-denominated Term Loans due through 2021
Subsequent Event [Line Items]
Aggregate principal amount	$ 71,200,000
Subsequent Event | Newbuildings | U.S. Dollar-denominated Term Loans due through 2028
Subsequent Event [Line Items]
Aggregate principal amount	250,000,000
Subsequent Event | ShuttleCo | Bonds | Senior Unsecured Bonds due in August 2022
Subsequent Event [Line Items]
Debt instrument, face amount	$ 250,000,000
Interest rate, percentage	7.125%
Subsequent Event | Revolving Credit Facility | ShuttleCo
Subsequent Event [Line Items]
Minimum liquidity required to maintain	$ 35,000,000.0
Percentage of total consolidated debt required to maintain	5.00%
Minimum historical EBITDA to total interest expense ratio	1.20
Maximum net debt to total capitalization ratio required to maintain (as a percent)	75.00%
Subsequent Event | Revolving Credit Facility | ShuttleCo | Maritime Equipment
Subsequent Event [Line Items]
Number of vessels | vessel	17
Subsequent Event | Revolving Credit Facility | ShuttleCo
Subsequent Event [Line Items]
Revolving credit facilities borrowing capacity	$ 600,000,000.0
Debt instrument, term	5 years
Covenant, line of credit facility, maturity period	6 months